INTANGIBLE ASSETS, NET - Intangible assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Weighted average useful lives of intangible assets
Beginning balance	¥ 658,195	$ 1,552,460	¥ 1,224,471
Accumulated Amortization	(614,355)		(527,622)
Amortization expense	(94,751)	(14,868)	(72,690)	¥ (71,028)
Impairment	(37,770)		(38,654)
Ending balance	900,335	141,282	658,195	1,224,471
Purchased software
Weighted average useful lives of intangible assets
Beginning balance	41,902	177,421	154,617
Accumulated Amortization	(122,239)		(112,715)
Ending balance	55,182	8,659	41,902	154,617
Radio Spectrum License
Weighted average useful lives of intangible assets
Beginning balance	13,852	123,167	126,049
Accumulated Amortization	(74,056)		(73,543)
Impairment	(37,770)		(38,654)
Ending balance	11,341	1,780	13,852	126,049
Operating Permits
Weighted average useful lives of intangible assets
Beginning balance	366,958	625,129	375,283
Accumulated Amortization	(24,830)		(8,325)
Ending balance	600,299	94,200	366,958	375,283
Technology Platform
Weighted average useful lives of intangible assets
Beginning balance		38,050	10,250
Accumulated Amortization	(12,777)		(10,250)
Ending balance	25,273	3,966		10,250
Customer relationships
Weighted average useful lives of intangible assets
Beginning balance	63,186	257,183	238,184
Accumulated Amortization	(203,356)		(174,998)
Ending balance	53,827	8,447	63,186	238,184
Licenses
Weighted average useful lives of intangible assets
Beginning balance	3,114	5,772	5,772
Accumulated Amortization	(3,043)		(2,658)
Ending balance	2,729	428	3,114	5,772
Supplier relationships
Weighted average useful lives of intangible assets
Beginning balance	10,921	39,053	39,053
Accumulated Amortization	(31,206)		(28,132)
Ending balance	7,847	1,231	10,921	39,053
Trade names
Weighted average useful lives of intangible assets
Beginning balance	78,964	116,266	116,266
Accumulated Amortization	(43,115)		(37,302)
Ending balance	73,151	11,479	78,964	116,266
Customer contract
Weighted average useful lives of intangible assets
Beginning balance	63,106	109,717	109,717
Accumulated Amortization	(55,897)		(46,611)
Ending balance	53,820	8,446	63,106	109,717
Non - Complete Agreement
Weighted average useful lives of intangible assets
Beginning balance		1,800	1,800
Accumulated Amortization	(1,800)		(1,800)
Ending balance		0		1,800
Internal-use software
Weighted average useful lives of intangible assets
Beginning balance	16,192	58,902	47,480
Accumulated Amortization	(42,036)		(31,288)
Ending balance	¥ 16,866	$ 2,646	¥ 16,192	¥ 47,480